SIGNIFICANT ACCOUNTING POLICIES - Share-based payment transactions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Expense recognized	$ 0